Related Party Transactions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025	Jul. 20, 2025 USD ($)	Jul. 20, 2025 SGD ($)
Related Party Transaction [Line Items]
Share of loss from equity method investment	$ (319,017)
Mr. Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness	$ 8,000,000
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Restricted share | shares	901,408,450
Conversion price per share | $ / shares	$ 0.008875
Related Party [Member]
Related Party Transaction [Line Items]
Interest rate
Trident Aliska Digital Tech Ghana Ltd [Member]
Related Party Transaction [Line Items]
Related party held by company			50.00%
Share of loss from equity method investment	$ 319,017
Balance payment made on behalf of related party	$ 905,037
December Thirty One Two Thousand Twenty Seven [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Interest rate
Mr. Soon Huat Lim [Member]
Related Party Transaction [Line Items]
Loan facility				$ 1,477,564	$ 1,900,000
Group drew facility				$ 1,135,925	$ 1,470,000